Other Comprehensive Income (Loss) (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		¥ (17,211)	¥ (12,084)	¥ 12,689
Income taxes		98,024	82,681	116,105
Consolidated net income		(255,860)	(161,970)	(231,333)
Net income attributable to noncontrolling interests		13,937	11,320	11,124
Net income attributable to Canon Inc.		(241,923)	(150,650)	(220,209)
Total amount reclassified, net of tax and noncontrolling interests	[1]	(3,677)	(3,288)	4,211
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	(39)	139
Income taxes	[1]	12	(46)
Consolidated net income	[1]	(27)	93
Net income attributable to noncontrolling interests	[1]	11
Net income attributable to Canon Inc.	[1]	(16)	93
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gains and losses on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	(18,472)	282	(298)
Income taxes	[1]	5,727	(94)	104
Consolidated net income	[1]	(12,745)	188	(194)
Net income attributable to noncontrolling interests	[1]	165	194	12
Net income attributable to Canon Inc.	[1]	(12,580)	382	(182)
Reclassification out of Accumulated Other Comprehensive Income | Gains and losses on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	5,772	(5,890)	4,217
Income taxes	[1]	(1,732)	2,049	(1,180)
Consolidated net income	[1]	4,040	(3,841)	3,037
Net income attributable to noncontrolling interests	[1]	(26)	(21)	4
Net income attributable to Canon Inc.	[1]	4,014	(3,862)	3,041
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	7,005	(16)	1,504
Income taxes	[1]	(1,832)	164	(175)
Consolidated net income	[1]	5,173	148	1,329
Net income attributable to noncontrolling interests	[1]	(268)	(49)	23
Net income attributable to Canon Inc.	[1]	¥ 4,905	¥ 99	¥ 1,352

[1]	Amounts in parentheses indicate gains in consolidated statements of income.